UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      261 West 35th Street, 16th floor, New York, NY 10001
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
      51 East 42nd Street, New York, NY  10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2008

Date of reporting period: April 30, 2008

Item 1.  Reports to Stockholders.

         Attached on the following pages is a copy of the registrant's annual report as of April 30, 2008 transmitted to stockholders.

TRIDAN CORP.
--------------------------------------------------------------------------------
                       261 West 35th Street, 16th Floor, New York, N.Y. 10001
                                                               (212) 239-0515

                                  ANNUAL REPORT

                                         May 30, 2008

Dear Shareholder:

      I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2008, including the enclosed audited financial report for that period and for the corresponding period in 2007. Also enclosed are the notice of meeting and proxy statement for this year's annual shareholders meeting on June 17, 2008, and the company's privacy policy.

      A schedule of the company's portfolio holdings at April 30, 2008, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at April 30, 2008 was $12.05, compared with $12.06 at April 30, 2007. Net investment income per share was $.38 for the year ended April 30, 2008, compared with $.40 for the year ended April 30, 2007. Distributions to shareholders amounted to $.38 per share for fiscal 2008, compared to $.46 for fiscal 2007.

      At the company's last annual meeting on June 19, 2007, the reappointment of Weiser LLP as the company's auditors for the fiscal year ending April 30, 2007 was ratified by the shareholders as follows:

     Shares Voted For                         2,774,276.3131
     Shares Voted Against                            25.9215
     Shares Abstaining                                  None

TRIDAN CORP.

May 30, 2008
Page - 2 -

      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                          Shares Voted For   Shares Withheld
                          ----------------   ---------------

     Mark Goodman          2,774,302.2346          None
     Peter Goodman               "                  "
     Paul Kramer                 "                  "
     Jay S. Negin                "                  "
     Warren F. Pelton            "                  "
     Russell J. Stoever          "                  "

      The following Tables A and B set forth information concerning the directors, and Table C sets forth information concerning non-director officers of the company. The Table A directors (Mark Goodman, Peter Goodman and Warren Pelton) are "interested persons" as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors (Messrs. Kramer, Negin and Stoever) are not. Peter Goodman is an "interested person" because he is an officer and holder of more than 5% of the shares of the company, Mark Goodman because he is Peter Goodman's son, and Warren Pelton because he is an officer of the company.

                                     Table A
                                     -------

                                                           Principal
                                                           Occupations     Number of     Other
Name, Address             Positions in       Director      During Past     Portfolios    Director-
and Age                   Tridan Corp.       Since         5-years         Overseen      ships Held
---------------           ----------------   -----------   -------------   -----------   ----------
Interested Persons:
------------------

Mark Goodman              Director           1999          Pianist and          1           None
(Son of Peter Goodman)                                     Teacher
312 La Grange Street
West Roxbury, MA
02132
Age 54

Peter Goodman             Director and       1980          President,           1           None
65 Wendover Road          President                        Tridan Corp.
Rye, NY 10580
Age 82

Warren Fred Pelton        Director, Vice-    1988          Director of          1           None
6079 Fairway Court        President and                    Development,
Naples, FL 34110          Treasurer                        International
Age 70                                                     College until
                                                           2001;
                                                           Consultant

TRIDAN CORP.

May 30, 2008
Page - 3 -

                                     Table B
                                     -------

                                                           Principal       Number
                                                           Occupations     of            Other
Name, Address             Positions in       Director      During Past     Portfolios    Director-
and Age                   Tridan Corp.       Since         5-years         Overseen      ships Held
---------------           ----------------   -----------   -------------   -----------   ----------
Disinterested Persons:
---------------------

Paul Kramer               Director and       2004          Partner,             1        Juniper
17 Huntley Road           Audit Committee                  Kramer Love                   Content
Holmdel, NJ 07733         Chairman                         & Cutler, LLP                 Corporation
Age 76                                                     (certified
                                                           public
                                                           accountants)

Jay Stanley Negin         Director and       1985          Investor             1           None
6 Demarest Court          Audit Committee
Englewood Cliffs, NJ      Member
07632
Age 77

Russell Jude Stoever      Director and       1995          Vice-                1           None
15 Rockleigh Road         Audit Committee                  President,
Rockleigh, NJ 07647       Member                           Stoever Glass
Age 63                                                     & Co., Inc.
                                                           (a registered
                                                           broker-dealer)

                                     Table C
                                     -------

                                             Principal
                                             Occupations   Number of       Other
Name, Address             Positions in       During Past   Portfolios      Director-
and Age                   Tridan Corp.       5-years       Overseen        ships Held
---------------           ----------------   -----------   -------------   -----------
Non-director Officers:
---------------------

I. Robert Harris          Secretary and      Attorney          None           None
51 East 42nd Street       Chief Compliance
Suite 1700                Officer
New York, NY 10017
Age 76

TRIDAN CORP.

May 30, 2008
Page - 4 -

      No director or officer received any compensation from the Company during the last fiscal year, except for the fees of $12,000 paid during each year to each director, plus an additional $5,000 to Paul Kramer as chairman of the audit committee. The Company does not have any bonus, profit sharing, or other compensation plan, contract or arrangement with anyone, nor any pension or retirement plan; nor has the Company ever granted to anyone any option, warrants or other rights to purchase securities.

      All executive officers of the Company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $24,000 during fiscal 2008(which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the Company, is a member).

      Additional information about directors is available without charge, upon the request of any shareholder by telephoning the company's secretary, I. Robert Harris, collect at 212-682-8383, extension 39.

                                             Sincerely

                                             TRIDAN CORP.

                                             Peter Goodman, President

Tridan Corp.
Contents
April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                                         Page(s)

Report of Independent Registered Public Accounting Firm .............          1

Report of Independent Registered Public Accounting Firm .............          2

Financial Statements

Statements of Assets and Liabilities
   April 30, 2008 and 2007 ..........................................          3

Schedules of Investments in Municipal Obligations
   April 30, 2008 and 2007 ..........................................        4-7

Statements of Operations
   Years Ended April 30, 2008 and 2007 ..............................          8

Statements of Changes in Net Assets
   Years Ended April 30, 2008, 2007 and 2006 ........................          9

Notes to Financial Statements .......................................      10-14

[WEISER LOGO]                          Weiser LLP | Certified Public Accountants

                                                            135 West 50th Street
                                                         New York, NY 10020-1299
                                                                Tel 212.812.7000
                                                                Fax 212.375.6888

                                                               www.weiserLLP.com

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the "Company"), including the schedules of investments in municipal obligations, as of April 30,2008 and 2007, and the related statements of operations for the years then ended, and the statement of changes in net assets and the financial highlights for the each of the three years ended April 30,2008. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, as of April 30, 2008 and 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tridan Corp. as of April 30,2008 and 2007, the results of its operations for the years then ended, and the changes in its net assets and its financial highlights for each of the three years ended April 30,2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Weiser LLP

New York, NY
May 30,2008

                                                              Praxity(TM) [LOGO]
                                                                          MEMBER
                                                              GLOBAL ALLIANCE OF
                                                               INDEPENDENT FIRMS

[LS&CO LOGO]
Leslie Sufrin and Company, P.C.
Certified Public Accountants

134 West 29th Street
New York, NY 10001
Ph. 212.696.4800
Fx. 212.481.1638/1696

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the financial highlights of Tridan Corp. (the "Company"), for the years ended April 30, 2005 and 2004. These financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial highlights, referred to above, present fairly, in all material respects, the financial highlights of Tridan Corp. for the years ended April 30,2005 and 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Leslie Sufrin and Company, P.C.

New York, NY
May 19,2005

Tridan Corp.
Statements of Assets and Liabilities
April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                                              2008           2007
                                                                          ------------   ------------
Assets
Investments in municipal obligations, at fair value
   (original cost - $36,130,063 and $36,223,941, respectively)
   (amortized cost - $35,130,380 and $35,442,273, respectively)           $ 35,825,360   $ 36,129,773
Cash and cash equivalents (Note 2)                                           1,178,599        972,001
Prepaid expenses and other current assets                                        6,068             --
Accrued interest receivable                                                    537,810        526,469
                                                                          ------------   ------------

      Total assets                                                          37,547,837     37,628,243
                                                                          ------------   ------------

Liabilities
Accounts payable and accrued liabilities (Note 3):
   Accrued investment advisory fees                                             25,925         26,000
   Accrued fees - affiliate                                                     19,857         21,418
   Accrued other                                                                47,934         40,000
Common stock redemptions payable                                                 3,874          5,715
                                                                          ------------   ------------

      Total liabilities                                                         97,590         93,133
                                                                          ------------   ------------

Net assets                                                                $ 37,450,247   $ 37,535,110
                                                                          ============   ============

Analysis of net assets
   Common stock, at $.02 par value, 6,000,000 shares authorized           $     63,982   $     63,982
   Paid-in capital                                                          36,744,058     36,799,888
   Distributable earnings:
      Over distributed net investment income                                    (3,287)       (16,260)
      Undistributed capital gains (losses)                                     (49,486)            --
      Unrealized appreciation of investments, net                              694,980        687,500
                                                                          ------------   ------------

   Net assets [equivalent to $12.05 and $12.06 per share, respectively, based on 3,107,865.3954 shares and 3,112,535.0161 shares of
      common stock outstanding, respectively (Note 5)]                    $ 37,450,247   $ 37,535,110
                                                                          ============   ============

    The accompanying notes are an integral part of these financial statement.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                               2008                                       2007
                                              --------------------------------------    ----------------------------------------
                                               Principal    Amortized       Fair         Principal     Amortized       Fair
                                                 Amount       Cost         Value          Amount         Cost         Value
                                              -----------  -----------  ----------------------------  ------------  ------------
Revenue Backed
--------------
Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Pre-Refunded to November 15, 2010@100)
   5.75% due November 15, 2013                $ 1,100,000  $ 1,118,004  $  1,189,848    $  1,100,000  $  1,123,190  $  1,177,792

N.Y.S. Dormitory Authority Rev
   Cons City Univ Genl Sys 2nd Ser
   5.75 due July 1, 2013                          215,000      234,454       232,290         215,000       238,057       232,036

N.Y.S. Dormitory Authority Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023                  1,400,000    1,504,732     1,494,542       1,400,000     1,520,765     1,488,228

N.Y.S. Dormitory Authority Rev
   St Personal Income Tax Ed
   5.5% due March 15, 2011                      1,000,000    1,044,676     1,074,270       1,000,000     1,058,756     1,065,730

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York Rev
   (Escrowed to Maturity)
   7.5% due May 15, 2011                          365,000      362,643       394,720         450,000       445,846       486,975

New York Environmental Facilities Corp
   Pollution Control Rev St Water NYC 02
   5.00% due June 15, 2018                      1,000,000    1,053,462     1,083,050       1,000,000     1,060,037     1,078,890

New York Environmental Facilities Corp
   Pollution Control Rev State Wtr Revolv Fd
   5.2% due May 15, 2014                               --           --            --         575,000       623,452       629,090

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                    2,000,000    2,084,186     2,138,680       2,000,000     2,094,076     2,148,660

Triborough Bridge & Tunnel Authority NY
   General Purpose Revs
   (Escrowed to Maturity)
   5.5% due January 1, 2017                     1,000,000    1,016,460     1,121,460       1,000,000     1,018,047     1,108,230

Triborough Bridge & Tunnel Authority NY
   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                     1,500,000    1,527,747     1,608,270       1,500,000     1,533,774     1,600,050
                                              -----------  -----------  ------------    ------------  ------------  ------------
                                                9,580,000    9,946,364    10,337,130      10,240,000    10,716,000    11,015,681
                                              -----------  -----------  ------------    ------------  ------------  ------------
                                                                                27.6%(*)                                    29.3%(*)
Insured
-------
Bethlehem NY Central School District
   Ref Unlimited Tax
   5.0% due November 1, 2015                      500,000      537,478       544,530         500,000       542,335       544,100

City of Buffalo New York Sewer Auth
   Rev Sewer System Impt
   5.0% due July 1, 2011                        1,110,000    1,152,148     1,183,915       1,110,000     1,164,552     1,166,799

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2014                          275,000      290,490       294,184         275,000       293,307       293,640

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                               2008                                       2007
                                              --------------------------------------    ----------------------------------------
                                               Principal    Amortized       Fair          Principal     Amortized       Fair
                                                 Amount        Cost         Value          Amount         Cost          Value
                                              -----------  -----------  ----------------------------  ------------  ------------
Insured (continued)
-------------------
Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2015                      $   275,000  $   289,702  $    292,999    $    275,000  $    292,275  $    293,024

Chenango Valley Central School District NY
   4.0% due June 15, 2011                         190,000      192,977       195,377         190,000       194,722       192,422

Clarkstown Central School District
   NY Unlimited Tax
   (Par Call April 15, 2014 @100)
   5.25% due April 15, 2015                       400,000      426,577       438,792         400,000       430,665       435,648

Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Par Call October 15, 2009 @100)
   5.5% due October 15, 2011                    1,480,000    1,494,059     1,548,480       1,480,000     1,495,704     1,557,122

Mt. Sinai, N.Y. Union Free School District
   6.2% due February 15, 2011                   1,070,000    1,068,399     1,166,525       1,070,000     1,068,076     1,165,134

City of New York Transitional
   5.00% due July 15, 2016                        750,000      812,403       816,128         750,000       820,021       818,070

New York NY Unlimited Tax
   6.75% due February 1, 2009                          --           --            --         500,000       517,620       525,748

N.Y.S. Dormitory Authority Revs
   Non St Supported Debt Insd Sien College
   (Par Call July 1, 2016 @100)
   5.0% due July 1, 2020                        1,745,000    1,825,256     1,822,077       1,745,000     1,831,864     1,882,419

N.Y.S. Dormitory Authority Revs
   (Par Call October 1, 2017 @100)
   5.0% due October 1, 2018                       430,000      465,191       459,588              --            --            --

N.Y.S. Dormitory Authority Revs
   City University System
   5.5% due July 1, 2019                        1,000,000    1,103,489     1,124,280       1,000,000     1,112,857     1,148,480
       `
N.Y.S. Dormitory Authority Revs
   Pace University
   6.5% due July 1, 2009                        1,000,000    1,021,966     1,033,400       1,000,000     1,033,602     1,058,860

N.Y.S. Dormitory Authority Revs
   Nonst Supported Debt
   5.25% due July 1, 2021                       1,000,000    1,110,047     1,105,240              --            --            --

N.Y.S. Dormitory Authority Revs
   Revenue Supported Debt
   (Par Call February 15, 2015 @100)
   5.0% due February 15, 2021                   1,035,000    1,071,522     1,078,315       1,035,000     1,076,467     1,103,714

N.Y.S. Dormitory Authority Revs
   5.5% due May 15, 2018                        1,155,000    1,293,935     1,291,879       1,155,000     1,307,813     1,319,403

N.Y.S. Dormitory Authority Revs
   (Par Call October 1, 2017 @100)
   5.0% due October 1, 2019                       585,000      628,149       619,170              --            --            --

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                              2008                                        2007
                                             --------------------------------------     ----------------------------------------
                                              Principal    Amortized       Fair           Principal     Amortized       Fair
                                                Amount        Cost         Value           Amount         Cost          Value
                                             -----------  -----------  -----------------------------  ------------  ------------
Insured (continued)
-------------------
New York Environmental Facilities Corp
   State Pers Income Tax Rev
   5.25% due December 15, 2012               $   400,000  $   430,172  $    436,136     $    400,000  $    436,537  $    433,064

N.Y.S. Local Govt Assistance Corp Ref
   5.5% due April 1, 2017                        240,000      262,990       271,406          240,000       265,508       271,046

N.Y.S. Thruway Authority
   Second Gen Hwy & Brdg Trust Fund
   5.25% due April 1, 2013                     1,000,000    1,066,711     1,091,880        1,000,000     1,079,981     1,082,140

City of New York
   Unlimited Tax
   (Pre-Refunded to January 1, 2014 @ 100)
   5.0% due August 1, 2017                       500,000      540,794       532,165               --            --            --

Pleasantville New York Public Impt
   Unlimited Tax
   5.0% due January 1, 2016                      440,000      473,546       476,287          440,000       477,870       478,086

Commonwealth of Puerto Rico
   Electric Power Auth Rev
   5.5% due July 1, 2017                         700,000      772,842       756,371          700,000       780,673       793,807

Commonwealth of Puerto Rico
   Highway Transportation Auth Rev Ref
   6.25% due July 1, 2016                        285,000      326,784       330,523          285,000       331,659       337,124

Puerto Rico Commonwealth Highway
   and Transportation Auth Hwy Rev Ref
   (Mandatory Put July 1, 2010 @100)
   5% due July 1, 2035
                                                      --           --            --        1,000,000     1,083,627     1,039,000

Puerto Rico Commonwealth Highway
   and Transportation Auth Transn Rev
   5.5% due July 1, 2015                         500,000      546,761       552,460          500,000       552,976       560,630

Sachem Central School District
   NY Holbrook Ref Unlimited Tax
   5.25% due October 15, 2019                    500,000      553,688       541,155          500,000       558,373       563,430

Suffolk County Judicial Facilities Agency
   NY Service Agreement Rev John P Cohalan
   Complex (Callable October 15, 2009 @101)
   5.75% due October 15, 2011                  1,340,000    1,355,110     1,407,255        1,340,000     1,358,337     1,417,934

Triborough Bridge & Tunnel Authority NY
   General Purpose Revs
   5.5% due November 15, 2019                  1,000,000    1,128,531     1,141,410        1,000,000     1,139,689     1,152,050

Suffolk County Water Auth
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                         515,000      521,888       525,057        1,000,000     1,024,861     1,032,320
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                              21,420,000   22,763,605    23,076,984       20,890,000    22,271,971    22,665,214
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                                                               61.6%(*)                                     60.4%(*)

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                              2008                                        2007
                                             --------------------------------------     ----------------------------------------
                                              Principal    Amortized       Fair           Principal     Amortized       Fair
                                                Amount        Cost         Value           Amount         Cost          Value
                                             -----------  -----------  -----------------------------  ------------  ------------
General Obligations
-------------------
Monroe County NY Ref Pub
   Impts Unlimited Tax
   6.0% due March 1, 2012                    $   445,000  $   480,558  $    484,284     $    445,000  $    489,283  $    489,909

Puerto Rico Public Buildings Auth
   Rev Gtd Ref Govt Facs Ser J
   (Par Call July 1, 2012 @100)
   5.0% due July 1, 2028                         500,000      511,260       506,135          500,000       513,027       521,185
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                                 945,000      991,818       990,419          945,000     1,002,310     1,011,094
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                                                                2.6%(*)                                      2.7%(*)
U.S. Government Backed
----------------------
Monroe County N.Y. Pub Imp Unlimited Tax
   (Callable June 1, 2008 @101)
   6.0% due June 1, 2010                          10,000       10,100        10,123           10,000        10,031        10,345

City of New York NY Ref Unlimited Tax
   (Pre-Refunded to May 15, 2010 @ 101)
   6.0% due May 15, 2030                         150,000      171,768       162,301          150,000       176,337       161,601

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                            --           --            --          190,000       191,429       194,485

N.Y.S. Thruway Authority
   Hwy & Brdg Tr Fd
   (Pre-Refunded to April 1, 2013 @ 100)
   5.0% due April 1, 2017                                                                  1,000,000     1,074,195     1,071,353
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                                 160,000      181,868       172,424        1,350,000     1,451,992     1,437,784
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                                                                0.5%(*)                                      3.8%(*)

Short-term
----------
N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York Rev
   (Escrowed to Maturity)
   7.5% due May 15, 2011 [Sale Pending]           55,000       54,644        55,000               --            --            --

New York NY Unlimited Tax
   6.75% due February 1, 2009                    500,000      510,132       517,575               --            --            --

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                       190,000      190,462       190,828               --            --            --

Suffolk County Water Auth
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009 [Sale Pending]          485,000      491,487       485,000               --            --            --
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                               1,230,000    1,246,725     1,248,403               --            --            --
                                             -----------  -----------  ------------     ------------  ------------  ------------
                                                                                3.3%(*)                                      0.0%(*)

                                             $33,335,000  $35,130,380  $ 35,825,360     $ 33,425,000  $ 35,442,273  $ 36,129,773
                                             ===========  ===========  ============     ============  ============  ============
                                                                               95.7%(*)                                     96.3%(*)
(*) Represents percentage of net assets.

                                                          Net Assets     37,449,033                   Net Assets      37,535,110
                                                                       ============                                 ============

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Operations
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

                                                                                   2008           2007
                                                                               -----------    -----------
Investment income

   Interest                                                                    $ 1,859,826    $ 1,870,498

   Amortization of bond premium and discount - net                                (268,535)      (242,894)
                                                                               -----------    -----------

      Total investment income                                                    1,591,291      1,627,604
                                                                               -----------    -----------

Expenses

   Investment advisory fees (Note 3)                                               104,183        103,182

   Professional fees (Note 3)                                                      127,941        128,150

   Director's fees                                                                  77,000         77,000

   Administrative and accounting expenses                                           72,000         72,000

   Insurance and other expenses                                                     15,208         16,422
                                                                               -----------    -----------

      Total expenses                                                               396,332        396,754
                                                                               -----------    -----------

Net investment income                                                            1,194,959      1,230,850
                                                                               -----------    -----------

Realized and unrealized gain (loss) on investments
   Net realized gain (loss) on investments                                         (49,486)       152,416

   Net unrealized appreciation on investments                                        7,480        105,057
                                                                               -----------    -----------

   Net realized and unrealized gain (loss) on investments                          (42,006)       257,473
                                                                               -----------    -----------

Net increase in net assets resulting from operations                           $ 1,152,953    $ 1,488,323
                                                                               ===========    ===========

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Changes in Net Assets
Years Ended April 30, 2008, 2007 and 2006
--------------------------------------------------------------------------------

                                                                                        2008            2007            2006
                                                                                    ----------------------------    ------------
Increase (decrease) in net assets resulting from operations
      Net investment income                                                         $  1,194,959    $  1,230,850    $  1,319,666

      Net realized gain (loss) on investments                                            (49,486)        152,416         163,905

      Unrealized appreciation (depreciation) on investments                                7,480         105,057      (1,493,001)
                                                                                    ------------    ------------    ------------

         Net increase (decrease) in net assets resulting from operations               1,152,953       1,488,323          (9,430)

Distributions to shareholders from
   Net investment income                                                              (1,181,986)     (1,212,033)     (1,304,517)

   Capital gains - net                                                                        --        (220,756)       (160,462)

Redemptions of shares
   4,669.6207 shares, 2,676.4352 shares and 3,359.2505 shares, respectively              (55,830)        (32,311)        (41,276)
                                                                                    ------------    ------------    ------------

Total increase (decrease)                                                                (84,863)         23,223      (1,515,685)

Net assets
   Beginning of year                                                                  37,535,110      37,511,887      39,027,572
                                                                                    ------------    ------------    ------------

   End of year                                                                      $ 37,450,247    $ 37,535,110    $ 37,511,887
                                                                                    ============    ============    ============

    The accompanying notes are an integral part of these financial statements

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

1.    Significant accounting policies

      The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and valuation of investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Short-term investments are stated at cost, which is equivalent to fair value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, for which quotations were not readily available, as of April 30, 2008 and 2007.

      Amortization of bond premium or discount

      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and cash equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

      Use of estimates

      The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

      Concentration of credit risk

      The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The  Company  maintains  all of its cash on  deposit  in one financial institution. The cash balance at April 30, 2008 was approximately $1,180,000. The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Cash and cash equivalents

      Cash and cash equivalents consisted of the following:

                                                                April 30,
                                                          ---------------------
                                                             2008        2007
                                                          ----------   --------

         Cash - demand deposits                           $1,178,599   $147,001
         Cash equivalents - demand bonds and notes                --    825,000
                                                          ----------   --------
                                                          $1,178,599   $972,001
                                                          ==========   ========

3.    Accounts payable and accrued liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                                  April 30,
                                                             ------------------
                                                               2008      2007
                                                             -------   --------

         Accrued investment advisory fees (a)                $25,925   $ 26,000
                                                             =======   ========
         Accrued fees - affiliate (b)                        $19,857   $ 21,418
                                                             =======   ========
         Accrued other:
           Accrued audit fees (c)                            $41,000   $ 40,000
           Accrued other administrative expenses               6,934         --
                                                             -------   --------
                                                             $47,934   $ 40,000
                                                             =======   ========

      (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

      (b) For the years ending April 30, 2008 and 2007, the Company incurred legal fees of approximately $87,000 and $88,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

      (c) For the years ending April 30, 2008 and 2007, the Company incurred audit fees of approximately $41,000 and $40,000, respectively.

4.    Investment transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $2,758,000 and $2,752,000 for the year ended April 30, 2008 and $7,741,000 and $5,443,000, respectively, for the year ended April 30, 2007.

      The U.S. Federal income tax basis (aggregate cost) of the Company's investments, at April 30, 2008 and 2007, was approximately $35,130,000 and $35,442,000 respectively, and net unrealized appreciation, at April 30, 2008 and 2007, for U.S. Federal income tax purposes was approximately $694,000 and $687,000, respectively (gross unrealized appreciation of approximately $787,000 and $795,000, respectively; gross unrealized depreciation of approximately $93,000 and $108,000, respectively).

5.    Common stock, share redemption plan and net asset values

      At April 30, 2008 and 2007, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and initial additional paid-in capital aggregating $312,787.

      The Company has a share redemption plan applicable to approximately 43,000 shares and 47,800 shares, respectively, of outstanding common stock, at April 30, 2008 and 2007. The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2008 and 2007, $1,072,256 (91,234.6046 shares) and $1,016,426 (86,564.9839 shares), respectively, had been redeemed under this plan and are held in treasury.

      The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                                   April 30,
                                                                ---------------
                                                                 2008     2007
                                                                ------   ------

         Net asset value                                        $12.05   $12.06
         Shares outstanding at:
           April 30, 2008                                        3,107,865.3954
           April 30, 2007                                        3,112,535.0161

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

6.    Distributions

      During the years ended April 30, 2008, 2007 and 2006, distributions of $1,181,986 ($.38 per share), $1,432,789 ($.46 per share) and $1,464,979
      ($.47 per share), respectively, were declared and paid to shareholders, which, except for capital gains of none in 2008, $220,756 in 2007 and $160,462 in 2006, were exempt from Federal income taxes.

      The tax character of distributions paid during the years ending April 30, 2008, 2007 and 2006 were as follows:

                                                          2008         2007         2006
                                                       ----------   ----------   ----------
         Distributions paid from:
            Investment income:
               Tax-exempt investment income, net       $1,173,967   $1,212,033   $1,304,517
               Taxable investment income                    8,019           --           --
                                                       ----------   ----------   ----------
                                                        1,181,986    1,212,033    1,304,517
                                                       ----------   ----------   ----------

            Capital gains                                      --      220,756      160,462
                                                       ----------   ----------   ----------

                                                       $1,181,986   $1,432,789   $1,464,979
                                                       ==========   ==========   ==========

      As of April 30, 2008, 2007 and 2006, the components of distributable earnings on a tax basis were as follows:

                                                          2008         2007         2006
                                                       ----------   ----------   ----------
         Overdistributed tax-exempt investment
            income, net                                $   (3,827)  $  (16,260)  $  (35,077)
         Undistributed taxable investment income              540           --           --
         Undistributed capital gains (losses)             (49,486)          --       68,340
         Unrealized appreciation of investments, net      694,980      687,500      582,443
                                                       ----------   ----------   ----------

                                                       $  642,207   $  671,240   $  615,706
                                                       ==========   ==========   ==========

      Capital loss carryforwards as of April 30, 2008 was $49,486. The Company had no capital loss carryforwards as of April 30, 2007 and 2006. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2008, 2007 and 2006. There were no significant differences between total GAAP basis net investment income and net realized gain and actual distributions for the years ended April 30, 2008, 2007 and 2006.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2008 and 2007
--------------------------------------------------------------------------------

7.    Financial Highlights

      Selected per share data and ratios:

                                                           For the Years Ended April 30,
                                                  -----------------------------------------------
                                                    2008      2007      2006      2005      2004
                                                  -------   -------   -------   -------   -------
      Per share operating performance:
         (For a share of common stock
            outstanding throughout the period):

      Net asset value, beginning of year          $ 12.06   $ 12.04   $ 12.51   $ 12.61   $ 12.94
                                                  -------   -------   -------   -------   -------

      Income from investment operations:
         Net investment income                        .38       .40       .43       .43       .46
         Net realized and unrealized gain
            (loss) on investments                    (.01)      .08      (.43)     (.05)     (.30)
                                                  -------   -------   -------   -------   -------
            Total from investment operations          .37       .48       .00       .38       .16
                                                  -------   -------   -------   -------   -------

      Less distributions:
         Dividends (from net investment income)      (.38)     (.39)     (.42)     (.44)     (.46)
         Capital gains                               (.00)     (.07)     (.05)     (.04)     (.03)
                                                  -------   -------   -------   -------   -------
            Total distributions                      (.38)     (.46)     (.47)     (.48)     (.49)
                                                  -------   -------   -------   -------   -------

      Net asset value - end of year               $ 12.05   $ 12.06   $ 12.04   $ 12.51   $ 12.61
                                                  =======   =======   =======   =======   =======

      Per share market value - end of period      $ 12.05   $ 12.06   $ 12.04   $ 12.51   $ 12.61
                                                  =======   =======   =======   =======   =======

      Total investment return                       (0.08%)    0.17%    (3.76%)   (0.79%)   (2.55%)

      Ratios/Supplemental Data:
         Net assets, end of period (in 000s)      $37,450   $37,535   $37,512   $39,028   $39,372

         Ratio of expenses to average
            net assets                               1.06%     1.05%     1.02%     0.99%     0.83%

         Ratio of net investment income
            to average net assets                    3.20%     3.27%     3.44%     3.40%     3.61%

         Portfolio turnover rate                     7.75%    15.18%    14.05%    14.78%    13.00%

         Average (simple) number of shares
            outstanding (in thousands)              3,110     3,114     3,117     3,120     3,124

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

Item 3.  Audit Committee Financial Expert

         The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4.  Principal Accountant Fees and Services

         Incorporated by reference to the registrant's proxy statement dated May 30, 2008, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5.  Audit Committee of Listed Registrants.

         Not applicable, because the registrant is not a listed issuer.

Item 6.  Schedule of Investments.

         A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2008 is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

                               PORTFOLIO MANAGERS

The portfolio managers for the registrant are as follows:

Richard D. Taormina: Richard Taormina, Vice President, is a portfolio manager in the Tax Aware Fixed Income Group. An employee of JPMorgan Asset Management since 1997, he is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

                   PORTFOLIO MANAGERS' OTHER ACCOUNTS MANAGED

      The following tables show information regarding other accounts managed by portfolio managers of the Registrant:

                                Non-Performance Based Fee Advisory Accounts
                   -------------------------------------------------------------------------
                    Registered Investment    Other Pooled Investment
                          Companies                  Vehicles               Other Accounts
                   -----------------------   -----------------------   -----------------------
                    Number                    Number                    Number
                      of          Total         of          Total         of
                   Accounts      Assets      Accounts      Assets      Accounts   Total Assets
                   --------   ------------   --------   ------------   --------   ------------
Richard Taormina          4   $5.4 billion          2   $230 million          5   $158 million

                                    Performance Based Fee Advisory Accounts
                   -------------------------------------------------------------------------
                    Registered Investment    Other Pooled Investment
                          Companies                  Vehicles               Other Accounts
                   -----------------------   -----------------------   -----------------------
                    Number
                      of          Total      Number of      Total      Number of
                   Accounts      Assets       Accounts     Assets       Accounts  Total Assets
                   --------   ------------   ---------  ------------   ---------  ------------
Richard Taormina          0              0          0              0          0            0

                         POTENTIAL CONFLICTS OF INTEREST

As an investment advisor, J.P. Morgan Investment Management Inc. has a fiduciary obligation to act in the best interests of its clients, and to avoid any conflicts of interest. As such, JPMorgan Asset Management has adopted a "Safeguard Policy" designed to prevent its investment management process from being influenced by clients of other parts of the firm, as well as by clients of the investment management business. Communications between personnel outside the investment management business and investment professionals within J.P. Morgan Investment Management Inc. are strictly limited.

JPMIM has adopted policies and procedures that are designed to ensure that transactions undertaken with affiliates are allowable under current law and client guidelines and that any potential conflicts of interest are recognized and appropriately addressed.

JPMIM also has policies and procedures to monitor personal trading activities of its employees and certain members of their immediate families and any person to whose support the employee significantly contributes. The policies and procedures are generally intended to comply with JPMIM's Code of Ethics.

                         PORTFOLIO MANAGER COMPENSATION

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives, restricted stock and, in most cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of this restricted stock portion of a portfolio manager's bonus may be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates.

                             OWNERSHIP OF SECURITIES

                      Dollar Range of Shares in the Registrant
                   -----------------------------------------------
                                    $10,001
                           $1 -        -      $50,001 -     over
Name               None   $10,000   $50,000   $ 100,000   $100,000
----------------   ----   -------   -------   ---------   --------
Richard Taormina   X X

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10. Submission of Matters to a Vote of Security Holders.

         The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

         (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

         (b) There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

         (a)   The following exhibits are filed herewith:

               (1) The registrant's code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

               (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tridan Corp.

By (Signature and Title)    /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: May 30, 2008

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: May 30, 2008

By (Signature and Title)    /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: May 30, 2008